Valuation and Qualifying Accounts and Reserves (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Restructuring cost
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		¥ 1,932	¥ 9	¥ 39
Acquisitions		0	3,049	0
Addition: Charged to costs and expenses		0	0	3
Deduction		(1,474)	(1,230)	(34)
Translation adjustment		(66)	104	1
Balance at end of period		392	1,932	9
Restructuring cost | Closed office lease obligations
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		0	9	39
Acquisitions			0	0
Addition: Charged to costs and expenses			0	0
Deduction			(9)	(31)
Translation adjustment			0	1
Balance at end of period			0	9
Restructuring cost | Severance and other benefits to terminated employees
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		1,932	0	0
Acquisitions		0	3,049	0
Addition: Charged to costs and expenses		0	0	3
Deduction		(1,474)	(1,221)	(3)
Translation adjustment		(66)	104	0
Balance at end of period		392	1,932	0
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		30,570	18,831	24,138
Acquisitions		22,563	13,182	1,085
Addition: Charged to costs and expenses		9,591	3,300	4,973
Deduction	[1]	(9,944)	(4,792)	(12,116)
Other	[2]	(2,265)	49	751
Balance at end of period		¥ 50,515	¥ 30,570	¥ 18,831

[1]	The amount of deduction includes benefits recognized in earnings, expiry of loss carryforwards and sales of subsidiaries.
[2]	The amount of other includes translation adjustment, the effect of changes in statutory tax rate and the effect of the amendment to tax loss carry-forward rules.